SUBSEQUENT EVENTS - Narrative (Details)	Feb. 01, 2024 $ / shares
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc. | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 0.0625